Accounts receivable, net	12 Months Ended
Mar. 31, 2020
Accounts receivable, net
Accounts receivable, net

3             Accounts receivable, net

(a)          Accounts receivable consist of the following:

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Accounts receivable	366,214	447,572	63,209
Less: Allowance for doubtful accounts	(164,434)	(183,290)	(25,886)
Total accounts receivable, net	201,780	264,282	37,323

Representing:

Current portion:
- Processing fees	68,113	72,072	10,178
- Storage fees	27,465	30,907	4,365
- Others	1,345	1,272	180
	96,923	104,251	14,723
Non-current portion - Processing fees	104,857	160,031	22,600
Total accounts receivable, net	201,780	264,282	37,323

Non-current accounts receivable as of March 31, 2020 are due for payment as follows:

	March 31, 2020
	RMB	US$
Fiscal years ending March 31,
2022	35,809	5,057
2023	43,095	6,086
2024	37,366	5,277
2025	34,039	4,807
2026 and thereafter	96,143	13,578
	246,452	34,805
Less: Unearned interest	(15,000)	(2,118)
Total non-current accounts receivable	231,452	32,687

(b)          An aging analysis of accounts receivable based on due date is as follows:

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Not past due	219,216	285,136	40,269
Within one year past due	27,138	27,179	3,838
Between one to two years past due	30,255	20,645	2,916
Over two years past due	89,605	114,612	16,186
Total accounts receivable	366,214	447,572	63,209

(c)          An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Balance at beginning of year	117,602	127,940	164,434	23,223
Charged to allowance for doubtful accounts	31,716	38,214	24,395	3,445
Write-off charged against the allowance for the year	(21,378)	(1,720)	(5,539)	(782)
Balance at end of year	127,940	164,434	183,290	25,886